Shareholder Fees - VIPInvestorFreedomFunds-InvestorComboPRO	Apr. 29, 2024 USD ($)
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom 2035 Portfolio
Shareholder Fees:
(fees paid directly from your investment)